Subordinated indebtedness - Additional Information (Detail) $ in Millions, $ in Millions	Apr. 02, 2025 CAD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)
Floating interest rate [member] | 2085 [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings maturity		2085
Repayments of subordinated liabilities		$ 10
Floating interest rate [member] | 2084 [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings maturity			2084
Repayments of subordinated liabilities			$ 38
Four Point One Three Debentures [Member] | Fixed interest rate [member] | April 2, 2035 [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings maturity	April 2, 2035
Borrowings, interest rate	4.15%
Notes and debentures issued	$ 1,250
April 2, 2035 [Member] | Four Point One Three Debentures [Member] | Compounded Canadian Overnight Repo Rate Average [Member] | April 2, 2035 [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings, interest rate	1.72%
April 2, 2030 [Member] | Four Point One Three Debentures [Member] | Fixed interest rate [member] | April 2, 2035 [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings, interest rate	4.15%